Risk Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Risk Disclosures
(3)	Risk Disclosures

The following is a description of the significant risks, which have changed from the December 31, 2015 audited financial statement, facing the Company and how it attempts to mitigate those risks:

(a)	Legal/Regulatory Risk

In April 2016, the Department of Labor (DOL) issued a final rule that will significantly expand the definition of “investment advice” and increase the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell the Company products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 (ERISA) or individual retirement accounts (IRAs). The Company is currently assessing the impact, if at all, the implementation of this rule will change the business, results of operations or financial condition. The DOL has extended the implementation of the rule until April 2017. The DOL also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that would increase fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and that would apply more onerous disclosure and contract requirements to such transactions. The DOL has introduced an additional transition period for these amendments until January 2018. The Company may find it necessary to change sales representative and/or broker compensation, limit the assistance or advice provided to owners of annuities, or otherwise change the manner in which the design and sale of annuities are supported. These changes could have an adverse impact on the level and type of services the Company provides and compliance with the rule could also increase overall operational costs for providing some of the services currently provided.

(3)	Risk Disclosures

The following is a description of the significant risks facing the Company and how the Company attempts to mitigate those risks:

(a)	Credit Risk

Credit risk is the risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or other parties with whom the Company has transactions, such as reinsurance and derivative counterparties, default on their contractual obligations, resulting in unexpected credit losses.

The Company mitigates this risk by adhering to investment policies and limits that provide portfolio diversification on an asset class, asset quality, creditor, and geographical basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, and the ability to manage this risk through liability portfolio management.

For derivative counterparties, the Company mitigates credit risk by tracking and limiting exposure to each counterparty through limits that are reported regularly and, once breached, restricts further trades; establishing relationships with counterparties rated BBB+ and higher; and monitoring the credit default swap (CDS) of each counterparty as an early warning signal to cease trading when CDS spreads imply severe impairment in credit quality.

The Company executes Credit Support Annexes (CSA) with all active and new counterparties which further limits credit risk by requiring counterparties to post collateral to a segregated account to cover any counterparty exposure.

(b)	Credit Concentration Risk

Credit concentration risk is the risk of increased exposure to significant asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. Concentration risk exposure is monitored regularly.

The Company’s Finance Committee, responsible for asset/liability management (ALM) issues, recommends an investment policy to the Company’s Board of Directors (BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by the Finance Committee who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. The Finance Committee and subsequently the BOD review the investment policy at least annually.

To further mitigate this risk, internal concentration limits based on credit rating and sector are established and are monitored regularly by Allianz Life on a consolidated basis. Any ultimate obligor group exceeding these limits is placed on a restricted list to prevent further purchases, and the excess exposure may be actively sold down to comply with concentration limit guidelines. Further, the Company performs a quarterly concentration risk calculation to ensure compliance with the State of New York basket clause.

(c)	Liquidity Risk

Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in a realized loss or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Liquidity risk also includes the risk that in the event of a company liquidity crisis refinancing is only possible at higher interest rates.

Liquidity risk can be affected by the maturity of liabilities, the presence of withdrawal penalties, the breadth of funding sources, and terms of funding sources. It can also be affected by counterparty collateral triggers as well as whether anticipated liquidity sources such as credit agreements are cancelable.

The Company manages liquidity within four specific domains: (1) monitoring product development, product management, business operations, and the investment portfolio; (2) setting ALM strategies; (3) managing the cash requirements stemming from the Company’s derivative dynamic hedging activities; and (4) establishing a liquidity facility with the Allianz Life to provide additional liquidity. The Company has established liquidity risk limits, which are approved by the Company’s Risk Committee, and the Company monitors its liquidity risk regularly.

(d)	Interest Rate Risk

Interest rate risk is the risk that movements in interest rates or interest rate volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins.

The Company has an ALM strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration. The Company further limits interest rate risk on variable annuity guarantees through interest rate hedges.

(e)	Equity Market Risk

Equity market risk is the risk that movements in the equity prices or equity volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities.

The policy value of the fixed-indexed annuity products is linked to equity market indices. The Company economically hedges this exposure with derivatives.

Variable annuity products may provide a minimum guaranteed level of benefits irrespective of market movements. The Company has adopted an economic hedging program to manage the equity risk of these products.

Allianz Life monitors the economic and accounting impacts of equity stress scenarios on assets and liabilities on a consolidated basis regularly and on a Company specific basis periodically.

Basis risk is the risk that the variable annuity hedge asset value changes unexpectedly relative to the value of the underlying separate account funds of the variable annuity contracts. Basis risk may arise from the Company’s inability to directly hedge the underlying investment options of the variable annuity contracts. The Company mitigates this risk through regular review and synchronization of fund mappings, product design features, and hedge design.

(f)	Operational Risk

Operational risk is the risk of loss resulting from inadequate or failed internal processes and systems, fraud or errors, external events, or legal/regulatory risk. Operational risk is comprised of the following seven risk categories: (1) internal fraud; (2) external fraud; (3) employment practices and workplace safety; (4) clients / third party products and business practices; (5) damage to physical assets; (6) business disruption and system failure; and (7) execution, delivery and process management. Operational risk is comprehensively managed through a combination of core qualitative and quantitative activities. The Operational Risk Management framework includes the following key activities: (1) loss data capture identifies historical operational events that meet a designated threshold to ensure transparency and remediation of each event; (2) risk and control self-assessments are performed to proactively manage significant operational risk scenarios throughout the organization; and (3) scenario analyses are conducted to quantify operational risk capital.

(g)	Legal/Regulatory Risk

Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

The Company mitigates this risk by monitoring all market-related exposure, participating in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. A formal process exists to assess the Company’s risk exposure to changes in regulation. In addition, the Company has implemented suitability standards to mitigate suitability risk.

In April 2015, the U.S. Department of Labor (DOL) proposed new regulations that, if enacted, will significantly expand the definition of “investment advice” and increase the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell the Company’s products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 (ERISA) or individual retirement accounts (IRAs). The DOL also proposed amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that would increase fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and that would apply more onerous disclosure and contract requirements to such transactions. If these proposals are adopted, the Company may find it necessary to change sales representative and/or broker compensation, limit the assistance or advice provided to annuity contractholders, or otherwise change the manner in which the Company designs and supports sales of annuities.

(h)	Ratings Risk

Ratings risk is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that the Company is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed regularly to assess how rating agency capital adequacy models would be impacted by severe economic events.

(i)	Mortality Risk

Mortality risk is the risk that life expectancy assumptions used by the Company to price its products are too high (i.e., insureds live shorter than expected lives). Conversely, longevity risk is the risk that life expectancy assumptions used by the Company to price its products are too low (i.e., insureds live longer than expected lives). The Company mitigates mortality risk primarily through reinsurance, whereby the Company cedes a significant portion of its new and existing mortality to third parties. The Company manages mortality risk through the underwriting process. The Company also manages both mortality and longevity risks by reviewing its mortality assumptions at least annually, and reviewing mortality experience periodically.

(j)	Lapse Risk

Lapse risk is the risk that actual lapse experience evolves differently than the assumptions used for pricing and valuation exercises leading to a significant loss in Company value and/or income.

The Company mitigates this risk by performing sensitivity analysis at the time of pricing to affect policy design, regular ALM analysis and regular monitoring of policyholder experience. The Company quantifies lapse risk periodically.

(k)	Cyber Security Risk

Cyber Security Risk is the risk of denial of service and/or losses due to external and internal attacks leading to numerous impacts on systems, data, and key stakeholders (e.g. policyholders, producers, and employees.) The Company has implemented preventative measures for its internet breakout including Advanced Malware Detection, spyware, anti-virus software, phishing filters, email and laptop encryption, web content filtering, and regular scanning of all servers and network devices to identify vulnerabilities. Controls are implemented to prevent and review unauthorized access.

(l)	Reinsurance Risk

Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure to certain business lines and to enable better capital management.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.

The Company mitigates this risk by requiring certain counterparties to meet thresholds related to the counterparty’s credit rating, exposure, or other factors. If the thresholds are not met, the counterparties are required to establish a trust or letter of credit backed by assets meeting certain quality criteria. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities and that their terms are being met. Also, the Company regularly reviews the financial standings and ratings of its reinsurance counterparties and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.